Employee Benefits – 401(k) Plan (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits – 401(k) Plan [Abstract]
Compensation percentage	4.00%		4.00%		4.00%
Compensation expenses	$ 58	$ 25	$ 125	$ 73	$ 127	$ 113